INCOME AND SOCIAL CONTRIBUTION TAXES - Changes in net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	R$ 3,331,792	R$ 3,553,806	R$ 3,755,686
Recognized in income	(407,407)	(199,573)	(217,433)
Others	(3,687)	(86,093)
Effect of selling of subsidiary and Others			(36,226)
Comprehensive Income	(90,365)	63,652	51,779
Balance as of end of the year	2,830,333	3,331,792	3,553,806
Tax loss carryforward
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	1,220,485	1,341,464	1,339,933
Recognized in income	(556,480)	(157,207)	4,781
Others	(24,312)
Effect of selling of subsidiary and Others			(36,226)
Comprehensive Income	10,156	36,228	32,976
Balance as of end of the year	649,849	1,220,485	1,341,464
Social contribution tax losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	290,276	350,810	337,258
Recognized in income	(187,814)	(60,534)	13,552
Others	20,625
Balance as of end of the year	123,087	290,276	350,810
Provision for tax, civil and labor liabilities
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	385,463	242,794	270,417
Recognized in income	37,256	140,871	(27,848)
Comprehensive Income	33	1,798	225
Balance as of end of the year	422,752	385,463	242,794
Benefits granted to employees
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	392,257	294,031	286,494
Recognized in income	(35,812)	(6,848)	(29,739)
Comprehensive Income	(57,828)	105,074	37,276
Balance as of end of the year	298,617	392,257	294,031
Other temporary differences
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	501,114	575,719	525,818
Recognized in income	(144,352)	(114,627)	73,067
Comprehensive Income	2,312	40,022	(23,166)
Balance as of end of the year	359,074	501,114	575,719
Deferred exchange variance
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	1,057,541	1,177,428	1,284,377
Recognized in income	511,763	(119,178)	(106,640)
Comprehensive Income	7	(709)	(309)
Balance as of end of the year	1,569,311	1,057,541	1,177,428
Provision for losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	35,520	23,618	83,837
Recognized in income	6,576	11,740	(75,142)
Comprehensive Income	(5,832)	162	14,923
Balance as of end of the year	36,264	35,520	23,618
Fair value adjustments on businesses acquired
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	(550,864)	(452,058)	(372,448)
Recognized in income	(38,544)	106,210	(69,464)
Others		(86,093)
Comprehensive Income	(39,213)	(118,923)	(10,146)
Balance as of end of the year	R$ (628,621)	R$ (550,864)	R$ (452,058)